RS INVESTMENT TRUST

Amended and Restated Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2014

RS Low Duration Bond Fund and RS Floating Rate Fund

Effective March 2, 2015, if you purchase $500,000 worth of shares or more, you will pay no initial sales load. However, in this case, if you were to sell your shares within 12 months of purchase, you would pay a deferred sales load of 1.00% of the value of the Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information. Shareholders who purchased $1 million worth of shares or more prior to March 2, 2015 and sell their shares within 18 months of purchase are subject to a deferred sales load of 1.00% of the value of Class A shares sold or the total cost of such shares, whichever is less, subject to waivers described in the Statement of Additional Information.

References to each Fund’s Class A deferred sales load in the shareholder fees table of each Fund’s summary and the summary of share classes table in the section titled “Types of Shares Available” were updated accordingly.